American Funds College 2033 Fund SM
American Funds College 2033 Fund SM
American Funds College Target Date Series® Prospectus Supplement March 26, 2015 (for prospectus dated January 1, 2015, as supplemented to date)

1.	The table under the heading “Annual fund operating expenses” in the “Fees and expenses of the fund” section of the American Funds College 2033 Fund summary portion of the prospectus is amended in its entirety to read as follows:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds College 2033 Fund SM	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.13%	1.00%	1.00%	0.50%	none
Other expenses	0.27%	0.26%	0.26%	0.24%	0.26%
Acquired (underlying) fund fees and expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Total annual fund operating expenses	0.90%	1.76%	1.76%	1.24%	0.76%
Fee waiver2	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver	0.80%	1.66%	1.66%	1.14%	0.66%

2.	The first table under the heading “Example” in the “Fees and expenses of the fund” section of the American Funds College 2033 Fund summary portion of the prospectus is amended in its entirety to read as follows:

Expense Example American Funds College 2033 Fund SM (USD $)	1 year	3 years
Class 529-A	503	690
Class 529-B	669	944
Class 529-C	269	544
Class 529-E	116	384
Class 529-F-1	67	233

Keep this supplement with your prospectus.